Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2023
Borrowings
Short-term bank loan	¥ 9,950	¥ 9,950	¥ 9,950
Total	9,950	9,950	¥ 9,950
Face amount	¥ 9,950	¥ 9,950
Term of borrowings	359 days	359 days
Interest rate (as a percent)	4.95%	4.95%